Bankruptcy Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016
Debt Instrument [Line Items]
Long-term debt	$ 841,261	$ 819,955
Current maturities of long-term debt	1,430	1,430
Long-term debt, net	839,831	818,525
2016 Term Loan Facility
Debt Instrument [Line Items]
Long-term debt	142,285	143,000
10% Second Lien Notes
Debt Instrument [Line Items]
Long-term debt	74,018	73,875
Convertible Notes Payable
Debt Instrument [Line Items]
Long-term debt	$ 624,958	$ 603,080